Disclosures About Segments And Related Information	12 Months Ended
Dec. 31, 2011
Disclosures About Segments And Related Information [Abstract]
Disclosures About Segments And Related Information

27- Disclosures about Segments and Related Information

The Company organizes its activities in two operating segments, Front-end and Back-end. Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer ("CEO"), which is the chief operating decision maker (according to ASC 280).

The Front-end segment manufactures and sells equipment used in wafer processing, encompassing the fabrication steps in which silicon wafers are layered with semiconductor devices. The segment is a product driven organizational unit comprised of manufacturing, service, and sales operations in Europe, the United States, Japan and Southeast Asia.

The Back-end segment manufactures and sells equipment and materials used in assembly and packaging, encompassing the processes in which silicon wafers are separated into individual circuits and subsequently assembled, packaged and tested. The segment is organized in ASM Pacific Technology Ltd., in which the Company holds a majority of 52.17% interest, whilst the remaining shares are listed on the Stock Exchange of Hong Kong. The segment's main operations are located in Hong Kong, the People's Republic of China, Singapore and Malaysia.

	Front-end	Back-end	Total
Year ended December 31, 2009

Net sales to unaffiliated customers	160,378	430,361	590,739
Gross profit	8,726	172,789	181,515
Result from operations	(120,269)	95,113	(25,156)
Interest income	541	477	1,018
Interest expense	(8,556)	—	(8,556)
Loss resulting from early extinguishment of debt	(1,759)	—	(1,759)
Accretion interest expense convertible notes	(4,286)	—	(4,286)
Revaluation conversion option	(24,364)	—	(24,364)
Foreign currency exchange gains (losses), net	(733)	(651)	(1,384)
Income tax expense	7,890	(11,676)	(3,786)
Net earnings (loss)	(151,535)	83,262	(68,273)

Allocation of net earnings (loss):
Shareholders of the parent			(107,517)
Non-controlling interest			39,244

Capital expenditures	3,269	9,450	12,718
Purchase of other intangibles	2,934	360	3,294
Depreciation	11,436	20,619	32,054
Amortization of other intangible assets	1,884	451	2,335
Impairment of property, plant and equipment	4,628	—	4,628
Cash and cash equivalents	181,681	112,222	293,902
Capitalized goodwill	10,395	36,828	47,223
Other intangible assets	8,440	497	8,936
Other identifiable assets	187,194	314,445	501,638
Total assets	387,709	463,991	851,700
Total debt	265,430	—	265,430
Headcount in full-time equivalents [1]	1,294	10,773	12,067

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year ended December 31, 2010

Net sales to unaffiliated customers	293,356	929,544	1,222,900
Gross profit	114,624	434,954	549,578
Result from operations	15,954	312,686	328,640
Interest income	615	605	1,221
Interest expense	(15,677)	—	(15,677)
Loss resulting from early extinguishment of debt	(3,609)	—	(3,609)
Accretion interest expense convertible notes	(6,010)	—	(6,010)
Revaluation conversion option	(19,037)	—	(19,037)
Foreign currency exchange gains (losses), net	(1,809)	1,744	(65)
Income tax expense	(6,106)	(36,833)	(42,939)
Net earnings (loss)	(35,679)	278,202	242,523

Allocation of net earnings:
Shareholders of the parent			110,639
Non-controlling interest			131,884

Capital expenditures	17,653	85,320	102,974
Purchase of other intangibles	43	582	625
Depreciation property, plant & equipment	8,930	21,700	30,630
Depreciation evaluation tools at customers	2,477	—	2,477
Amortization of other intangible assets	2,338	397	2,735
Cash and cash equivalents	142,420	197,874	340,294
Capitalized goodwill	11,193	39,622	50,815
Other intangible assets	6,089	715	6,804
Other identifiable assets	281,076	535,129	816,204
Total assets	440,777	773,340	1,214,117
Total debt	215,681	—	215,681
Headcount in full-time equivalents [1]	1,450	15,249	16,699

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year ended December 31, 2011

Net sales to unaffiliated customers	456,065	1,178,270	1,634,334
Gross profit	172,318	398,308	570,626
Result from operations	62,581	304,869	367,450
Interest income	976	1,925	2,902
Interest expense	(13,142)	(354)	(13,497)
Loss resulting from early extinguishment of debt	(824)	—	(824)
Accretion interest expense convertible notes	(4,401)	—	(4,401)
Revaluation conversion option	(4,378)	—	(4,378)
Foreign currency exchange gains (losses), net	8,296	(2,692)	5,604
Income tax expense	(4,581)	(32,111)	(36,692)
Net earnings (loss)	44,527	271,637	316,164

Allocation of net earnings:
Shareholders of the parent			186,770
Non-controlling interest			129,394

Capital expenditures	16,369	72,849	89,218
Net purchase of other intangibles	6,141	910	7,051
Depreciation property, plant & equipment	9,162	30,823	39,985
Depreciation evaluation tools at customers	2,518	—	2,518
Amortization of other intangible assets	2,655	1,815	4,471
Impairment of property, plant and equipment	—	(8,038)	(8,038)
Cash and cash equivalents	228,114	162,136	390,250
Capitalized goodwill	11,193	40,939	52,131
Other intangible assets	9,643	5,133	14,776
Other identifiable assets	336,090	788,973	1,125,063
Total assets	585,040	997,181	1,582,221
Total debt	162,464	32,946	195,409
Headcount in full-time equivalents [1]	1,631	14,563	16,194

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

There are no inter-segment transactions, other than charges for management services, which are based on actual cost. The accounting policies used to measure the net earnings and total assets in each segment are identical to those used in the Consolidated Financial Statements. The measurement methods used to determine reported segment earnings are consistently applied for all periods presented. There were no asymmetrical allocations to segments.

Geographical information is summarized as follows:

	Europe	United States of America	Japan	Southeast Asia	Corporate	Consolidated
Year ended December 31, 2009

Net sales to unaffiliated customers	40,236	66,955	38,834	444,714	—	590,739
Long-lived assets	2,246	4,119	15,417	92,762	267	114,811
Total assets	36,073	49,350	95,350	518,344	152,583	851,700
Capital expenditures	49	401	953	11,309	6	12,718
Purchase of intangible assets	—	1	—	383	2,910	3,294
Year ended December 31, 2010
Net sales to unaffiliated customers	76,235	112,863	90,394	943,408	—	1,222,900
Long-lived assets	1,978	9,395	19,409	167,020	135	197,937
Total assets	40,470	85,065	92,547	839,720	156,315	1,214,117
Capital expenditures	186	7,059	5,388	90,279	62	102,974
Purchase of intangible assets	—	—	—	607	17	624

Year ended December 31, 2011
Net sales to unaffiliated customers	338,065	185,943	96,697	1,013,629	—	1,634,334
Long-lived assets	16,021	13,110	18,273	212,605	171	260,180
Total assets	406,586	131,498	120,717	733,571	189,850	1,582,221
Capital expenditures	7,425	8,429	1,559	71,720	85	89,218
Purchase of intangible assets	29	779	635	1,378	4,230	7,051

Long-lived assets for the years ended December 31, 2009, 2010 and 2011 consist of the Company's property, plant and equipment.